REAL ESTATE DEBT SECURITIES - (Schedule of Investments in Debt Securities) (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended			121 Months Ended	124 Months Ended
	Mar. 20, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Mar. 31, 2020
Schedule of Available-for-sale Securities [Line Items]
Outstanding Principal Balance				$ 0	$ 13,000		$ 0
Redemptions of common stock (in shares)							23,819,074
Redemptions of common stock	$ 8,600	$ 468	$ 2,539	10,028	123,613	$ 74,780	$ 285,400	$ 285,900
Point Trust LLC
Schedule of Available-for-sale Securities [Line Items]
Redemptions of common stock (in shares)	13,000
Stock redeemed (in dollars per share)	$ 1,000
Redemptions of common stock	$ 8,600
Stock redeemed, accrued interest and exit fees	$ 900
Number of securities received (in shares)	210,000
Price per share (in dollars per share)	$ 25
Point Trust LLC | Series B Preferred Units
Schedule of Available-for-sale Securities [Line Items]
Outstanding Principal Balance				0			0
Book Value				$ 0	$ 10,859		$ 0
Redemptions of common stock (in shares)	13,000
Stock redeemed (in dollars per share)	$ 1,000